Segment reporting - Major customers (Details)	12 Months Ended
	Dec. 31, 2023 customer	Dec. 31, 2022	Dec. 31, 2021
Geographical information
Number of major customers	2
Top of range
Geographical information
Number of major customers	5
Customer A
Geographical information
Revenue percentage	60.00%	62.00%	66.00%
Customer B
Geographical information
Revenue percentage	17.00%	17.00%	14.00%